Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
September 30, 2024
MIR-NPRT3-1124
1.807731.120
Municipal Securities - 96.7%
	Principal Amount (a)	Value ($)
GUAM - 0.2%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,062,403
MICHIGAN - 95.2%
Education - 12.1%
Grand Valley MI St Univ Rev 5% 12/1/2034	1,075,000	1,142,650
Grand Valley MI St Univ Rev 5% 12/1/2035	1,225,000	1,299,834
Grand Valley MI St Univ Rev 5% 12/1/2037	1,375,000	1,452,360
Grand Valley MI St Univ Rev 5% 12/1/2038	875,000	920,886
Grand Valley MI St Univ Rev 5% 12/1/2043	1,400,000	1,449,880
Michigan Finance Authority (Calvin University Proj.) 3% 9/1/2050	2,320,000	1,734,813
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2038	1,270,000	1,361,056
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2036	790,000	797,867
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	2,610,000	2,497,667
Michigan Finance Authority (Lawrence Technological University Proj.) 4% 2/1/2032	285,000	275,858
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2017, 5% 2/1/2047	3,195,000	3,070,075
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2027	145,000	144,045
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2042	1,120,000	968,970
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2032	1,110,000	1,191,341
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2037	2,000,000	2,103,411
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2035	1,400,000	1,517,070
Michigan St Univ Revs Series 2019 C, 4% 2/15/2044	1,500,000	1,503,708
Michigan St Univ Revs Series 2024A, 5.25% 8/15/2054	3,000,000	3,335,657
Michigan Technological Univ Series 2021, 4% 10/1/2046	2,835,000	2,807,938
Northern MI Univ Revs Series 2021, 4% 6/1/2039	900,000	919,837
Northern MI Univ Revs Series 2021, 4% 6/1/2040	500,000	507,637
Northern MI Univ Revs Series 2021, 4% 6/1/2041	1,385,000	1,397,648
Northern MI Univ Revs Series 2021, 4% 6/1/2046	1,850,000	1,820,866
Northern MI Univ Revs Series 2021, 5% 6/1/2032	375,000	424,478
Northern MI Univ Revs Series 2021, 5% 6/1/2033	365,000	411,289
Northern MI Univ Revs Series 2021, 5% 6/1/2034	375,000	422,429
Northern MI Univ Revs Series 2021, 5% 6/1/2035	375,000	421,190
Northern MI Univ Revs Series 2021, 5% 6/1/2036	400,000	447,242
Oakland Univ Mich Rev Series 2016, 5% 3/1/2028	1,150,000	1,180,304
Oakland Univ Mich Rev Series 2016, 5% 3/1/2041	1,475,000	1,502,147
Wayne St Univ MI Univ Revs Series 2019 A, 4% 11/15/2038	1,000,000	1,016,902
Wayne St Univ MI Univ Revs Series 2019 A, 4% 11/15/2039	800,000	812,218
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,091,455
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2040 (Build America Mutual Assurance Co Insured)	1,500,000	1,555,983
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,171,502
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2036 (Build America Mutual Assurance Co Insured)	1,200,000	1,398,085
Western MI Univ Revs 5% 11/15/2028	650,000	651,469
Western MI Univ Revs 5% 11/15/2029	750,000	751,658
Western MI Univ Revs 5% 11/15/2030	855,000	856,826
Western MI Univ Revs 5% 11/15/2031	700,000	701,408
Western MI Univ Revs 5% 11/15/2044	2,000,000	2,120,026
Western MI Univ Revs Series 2015A, 5% 11/15/2028	2,505,000	2,535,491
Western MI Univ Revs Series 2021 A, 5% 11/15/2031 (Assured Guaranty Municipal Corp Insured)	150,000	168,177
Western MI Univ Revs Series 2021 A, 5% 11/15/2032 (Assured Guaranty Municipal Corp Insured)	300,000	335,290
Western MI Univ Revs Series 2021 A, 5% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	400,000	442,911
Western MI Univ Revs Series 2021 A, 5% 11/15/2038 (Assured Guaranty Municipal Corp Insured)	625,000	685,538
Western MI Univ Revs Series 2021 A, 5% 11/15/2040 (Assured Guaranty Municipal Corp Insured)	635,000	693,091
		57,018,183
Electric Utilities - 5.8%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (c)	2,000,000	1,942,433
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2026	625,000	651,858
Marquette MI Lt & Pwr Elec Util 5% 7/1/2029	780,000	805,499
Marquette MI Lt & Pwr Elec Util 5% 7/1/2030	900,000	928,645
Marquette MI Lt & Pwr Elec Util 5% 7/1/2031	780,000	804,018
Marquette MI Lt & Pwr Elec Util 5% 7/1/2032	1,000,000	1,029,758
Marquette MI Lt & Pwr Elec Util 5% 7/1/2033	705,000	725,130
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2038	1,700,000	1,913,795
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2039	1,000,000	1,118,579
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/29/2040	600,000	672,137
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) 1.8% tender 10/1/2049 (b)(c)	6,000,000	6,000,000
Michigan St Strategic Fd Ltd Oblig Rev (Detroit Edison CO Proj.) 1.35% 8/1/2029	2,000,000	1,778,882
Michigan St Strategic Fd Ltd Oblig Rev (Detroit Edison CO Proj.) 1.45% 9/1/2030	2,000,000	1,726,115
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	7,000,000	7,095,715
		27,192,564
Escrowed/Pre-Refunded - 0.3%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	5,000	5,182
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2030 (Pre-refunded to 5/15/2026 at 100)	30,000	31,093
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2033	1,250,000	1,345,157
		1,381,432
General Obligations - 23.6%
Ann Arbor MI Sch Dist Pub Schs 4% 5/1/2040	3,000,000	3,116,347
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2030 (State of Michigan Guaranteed)	375,000	421,997
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2031 (State of Michigan Guaranteed)	450,000	513,463
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2032 (State of Michigan Guaranteed)	400,000	462,168
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2033 (State of Michigan Guaranteed)	500,000	584,463
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2034 (State of Michigan Guaranteed)	300,000	354,324
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2035 (State of Michigan Guaranteed)	600,000	703,885
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2036 (State of Michigan Guaranteed)	540,000	629,356
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,250,766
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2038 (State of Michigan Guaranteed)	575,000	669,045
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2039 (State of Michigan Guaranteed)	650,000	750,227
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2040 (State of Michigan Guaranteed)	350,000	398,780
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2041 (State of Michigan Guaranteed)	775,000	874,336
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2033	350,000	408,833
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2034	425,000	494,862
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2035	450,000	520,385
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2036	300,000	344,853
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2037	280,000	321,823
Birmingham Ciy School District/Mi Series 2024, 5% 5/1/2038	600,000	688,182
Bloomfield Hills MI Schs Dist Series 2020, 4% 5/1/2050	1,500,000	1,477,847
Byron Center Mich Pub Schs Series 2023 II, 5.25% 5/1/2053 (State of Michigan Guaranteed)	3,570,000	3,907,219
Chippewa Valley MI Schs 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,019,123
Chippewa Valley MI Schs 5% 5/1/2033 (State of Michigan Guaranteed)	1,000,000	1,018,587
Chippewa Valley MI Schs 5% 5/1/2034 (State of Michigan Guaranteed)	1,075,000	1,093,831
City of Lansing MI Gen. Oblig. 4% 6/1/2040 (Assured Guaranty Municipal Corp Insured)	4,810,000	4,967,759
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2035	1,040,000	1,144,459
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	435,000	477,262
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2037	465,000	508,876
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	490,000	534,799
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2037	1,875,000	2,028,871
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2039	1,210,000	1,297,380
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,500,000	1,724,900
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2038	3,520,000	3,929,492
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2039	3,700,000	4,091,855
Farmington Mich Pub Sch Dist Series 2020, 4% 5/1/2040	3,000,000	3,044,089
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2026 (b)	225,000	230,407
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2027 (b)	325,000	341,184
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2028 (b)	235,000	251,828
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2029 (b)	525,000	571,976
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2030 (b)	425,000	470,473
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2031 (b)	725,000	810,438
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2032 (b)	725,000	816,975
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2033 (b)	1,000,000	1,123,896
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2034 (b)	1,000,000	1,118,247
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2037 (b)	700,000	774,027
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2038 (b)	1,170,000	1,290,032
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2039 (b)	1,000,000	1,095,246
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2040 (b)	1,000,000	1,090,097
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2041 (b)	1,100,000	1,194,152
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2046 (b)	2,000,000	2,145,587
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Municipal Corp Insured)	480,000	506,298
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2039 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,017,256
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2040 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,324,364
Grosse Pointe MI Pub Sch Sys Series 2021, 3% 5/1/2033	1,000,000	957,595
Holland MI Sch Dist Series 2023 II, 4% 11/1/2039 (State of Michigan Guaranteed)	1,855,000	1,929,559
Holland MI Sch Dist Series 2023 II, 4% 11/1/2040 (State of Michigan Guaranteed)	1,915,000	1,986,668
Kalamazoo Cnty Mich Gen. Oblig. 3% 5/1/2030	1,690,000	1,690,382
Kalamazoo Cnty Mich Gen. Oblig. Series 2021, 2% 5/1/2038	1,660,000	1,275,824
Lincoln MI Cons Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,430,000	1,479,302
Lincoln MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	500,000	516,138
Lincoln MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,032,118
Macomb Interceptor Drain Drainage District (Macomb CO Proj.) Gen. Oblig. 5% 5/1/2034	1,750,000	1,826,094
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	8,670,000	7,295,280
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5.25% 4/15/2059	3,000,000	3,338,362
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2021 I, 3% 10/15/2051	1,770,000	1,426,288
Pennfield Mich Schs Dist Series 2022, 3% 5/1/2051 (State of Michigan Guaranteed)	1,160,000	915,906
Portage MI Pub Schs 4% 11/1/2042	1,000,000	1,016,409
Portage MI Pub Schs 5% 11/1/2032	2,500,000	2,576,766
Portage MI Pub Schs 5% 11/1/2034	1,250,000	1,287,208
Portage MI Pub Schs Series 2019, 4% 11/1/2038	2,000,000	2,032,740
Ravenna MI Pub Schs Series 2021, 4% 5/1/2051 (State of Michigan Guaranteed)	2,140,000	2,070,487
Saginaw Mich City Sch Dist 4% 5/1/2047 (State of Michigan Guaranteed)	3,000,000	2,967,321
State of Michigan Gen. Oblig. 4% 5/15/2040	500,000	514,723
Utica MI Cmnty Schs Series 2024, 5% 5/1/2039 (State of Michigan Guaranteed)	1,250,000	1,439,390
Warren MI Cons Sch Dist 5% 5/1/2034 (State of Michigan Guaranteed)	5,630,000	5,810,826
Warren MI Cons Sch Dist Series 2016, 5% 5/1/2035 (State of Michigan Guaranteed)	1,250,000	1,288,579
Warren MI Cons Sch Dist Series 2017, 4% 5/1/2025 (Assured Guaranty Municipal Corp Insured)	500,000	502,730
Warren MI Cons Sch Dist Series 2018, 5% 5/1/2032 (State of Michigan Guaranteed)	1,100,000	1,173,820
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2029 (State of Michigan Guaranteed)	1,305,000	1,351,021
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2032 (State of Michigan Guaranteed)	2,000,000	2,072,423
		113,720,886
Health Care - 20.4%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2038	1,800,000	1,714,439
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	1,395,000	1,288,779
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,440,000	1,941,164
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) Series A, 5% 7/1/2044	1,110,000	1,159,608
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) Series A, 5% 7/1/2049	2,615,000	2,686,833
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	775,000	799,979
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2030	4,970,000	5,116,173
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2021, 4% 11/15/2045	500,000	440,453
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	970,000	950,732
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	2,250,000	2,020,561
Michigan Fin Auth Rev (Corewell Health Proj.) 4% 4/15/2042	2,000,000	2,015,237
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2034	1,135,000	1,175,665
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2041	5,730,000	5,863,004
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	2,655,000	2,764,479
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2029	4,950,000	5,151,386
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	11,865,000	12,443,120
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2029	1,000,000	1,024,967
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2030	1,000,000	1,024,778
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2031	1,170,000	1,198,211
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2032	1,895,000	1,939,013
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2033	1,915,000	1,959,173
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2034	2,135,000	2,184,129
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (c)	4,190,000	3,830,657
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,140,000	4,130,723
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2050	6,530,000	6,269,729
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2030	710,000	754,550
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2037	3,270,000	3,423,176
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	8,180,000	7,834,226
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,000,000	1,635,419
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2047	290,000	272,177
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 5% 11/15/2047	6,070,000	6,401,703
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 4% 5/15/2027	425,000	417,520
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 5% 5/15/2044	1,500,000	1,430,994
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) Series 2019, 5% 11/15/2034	500,000	506,132
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2036	770,000	787,916
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2037	820,000	836,260
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2039	1,430,000	1,442,682
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2040	490,000	491,563
		97,327,310
Housing - 8.5%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3% 6/1/2051	2,320,000	2,292,044
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	2,560,000	2,561,237
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5% 6/1/2053	2,110,000	2,214,344
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	2,295,000	2,448,465
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018 A, 4% 12/1/2048	645,000	647,944
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018C, 4.25% 6/1/2049	1,525,000	1,542,408
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019 B, 3.75% 6/1/2050	1,900,000	1,906,706
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	2,650,000	2,614,091
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	2,530,000	2,797,529
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 0.55% 4/1/2025	1,790,000	1,762,192
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.125% 10/1/2036	1,775,000	1,454,102
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,000,000	1,456,721
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,920,000	1,350,611
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	1,955,000	2,120,419
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023A, 3.8% 12/1/2033	1,490,000	1,527,540
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	3,000,000	2,565,372
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 0.65% 10/1/2024	225,000	225,000
Michigan Hsg Dev Rental Hsg Series 2017 A, 3.75% 10/1/2042	2,000,000	1,928,493
Michigan Hsg Dev Rental Hsg Series 2018 A, 3.8% 10/1/2038	3,965,000	3,965,155
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	2,500,000	2,109,346
		39,489,719
Industrial Development - 1.1%
Michigan St Strategic Fd Ltd Oblig Rev (Graphic Packaging Intl Inc Proj.) 4% tender 10/1/2061 (b)(c)	5,000,000	5,026,822
Special Tax - 3.6%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2048	1,000,000	1,064,560
Michigan Fin Auth Rev (Detroit Regional Convention Facility Authority Proj.) Series H-1, 5% 10/1/2039	4,725,000	4,725,000
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2055	2,500,000	2,334,447
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2033	3,250,000	3,469,377
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2035	1,000,000	1,062,238
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2036	1,250,000	1,325,412
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038	1,595,000	1,678,508
Michigan St Trunk Line Fd 4% 11/15/2045	1,500,000	1,502,909
		17,162,451
Tobacco Bonds - 2.7%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2035	2,000,000	2,055,501
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2037	2,000,000	2,027,752
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2040	2,000,000	2,000,535
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	4,250,000	3,941,998
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	3,000,000	3,186,906
		13,212,692
Transportation - 13.0%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 4.25% 12/31/2038 (Assured Guaranty Municipal Corp Insured) (b)	5,840,000	5,890,367
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2025 (b)	2,200,000	2,220,653
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (b)	490,000	505,924
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (b)	440,000	465,385
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2030 (b)	4,080,000	4,290,994
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (b)	3,210,000	3,371,632
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2032 (b)	1,875,000	1,966,152
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2033 (b)	2,000,000	2,094,681
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2025 (b)	3,150,000	3,162,706
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (b)	35,000	36,993
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (b)	470,000	494,220
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2033 (b)	2,415,000	2,530,974
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (b)	720,000	721,423
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (b)	860,000	861,456
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	545,000	569,862
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2030 (b)	5,865,000	6,227,200
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2031 (b)	2,825,000	2,992,044
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2032 (b)	2,945,000	3,113,865
Wayne Cnty Mich Arpt Auth Rev Series 2021 A, 5% 12/1/2038	1,250,000	1,391,355
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (b)	1,225,000	1,337,701
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2037 (b)	1,520,000	1,648,811
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2046 (b)	1,280,000	1,350,088
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5.25% 12/1/2037 (Assured Guaranty Municipal Corp Insured) (b)	900,000	1,019,166
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2037 (Assured Guaranty Municipal Corp Insured) (b)	1,000,000	1,132,406
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2038 (Assured Guaranty Municipal Corp Insured) (b)	900,000	1,013,549
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2039 (Assured Guaranty Municipal Corp Insured) (b)	635,000	726,842
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2041 (Assured Guaranty Municipal Corp Insured) (b)	1,685,000	1,913,967
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2042 (Assured Guaranty Municipal Corp Insured) (b)	800,000	904,940
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2043 (Assured Guaranty Municipal Corp Insured) (b)	675,000	760,513
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2042	1,455,000	1,507,357
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2036	5,760,000	5,854,258
		62,077,484
Water & Sewer - 4.1%
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5% 7/1/2036 (National Public Finance Guarantee Corporation Insured)	10,000	10,014
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5.5% 7/1/2029 (Assured Guaranty Inc Insured)	25,000	26,247
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2033 (Assured Guaranty Municipal Corp Insured)	735,000	782,440
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2034 (Assured Guaranty Municipal Corp Insured)	520,000	549,946
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2035 (Assured Guaranty Municipal Corp Insured)	500,000	526,587
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2034	550,000	585,878
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2038	655,000	690,130
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2031	250,000	256,852
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2032	320,000	328,770
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2033	550,000	564,868
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2043	5,000,000	5,238,315
Great Lakes Sewer Auth Mich Series 2018 B, 5% 7/1/2029	15,000	16,707
Great Lakes Sewer Auth Mich Series B, 5% 7/1/2027	15,000	15,657
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024B, 5% 7/1/2036	1,500,000	1,735,481
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series C, 5.25% 7/1/2035	2,000,000	2,075,300
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2026	570,000	578,483
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2027	1,465,000	1,483,593
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2028	1,500,000	1,518,926
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2035	505,000	510,283
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D 2, 5% 7/1/2034	1,000,000	1,011,873
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2030	10,000	10,134
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2034	1,250,000	1,264,192
		19,780,676
TOTAL MICHIGAN		453,390,219
PUERTO RICO - 1.3%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033	1,643,730	1,115,660
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	195,000	203,588
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	642,473
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,410,000	1,567,830
		3,529,551
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	195,000	189,376
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	845,000	926,293
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	360,000	391,098
		1,506,767
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	1,340,000	1,420,107
TOTAL PUERTO RICO		6,456,425
TOTAL MUNICIPAL SECURITIES (Cost $468,839,111)		460,909,047

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (d)(e) (Cost $9,751,643)	3.50	9,749,693	9,751,643

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $478,590,754)	470,660,690
NET OTHER ASSETS (LIABILITIES) - 1.3%	6,212,912
NET ASSETS - 100.0%	476,873,602

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,622,000	75,265,874	75,136,733	220,447	502	-	9,751,643	0.4%
Total	9,622,000	75,265,874	75,136,733	220,447	502	-	9,751,643

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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